LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Schedule of long-term debt) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013		Jul. 31, 2012
Due Within One Year	$ 170,262		$ 158,662
Due After One Year	5,421,335		5,591,597
Fishkill, New York Property [Member]
Due Within One Year	48,320	[1],[2]	45,028	[1],[2]
Due After One Year	1,538,575	[1],[2]	1,586,896	[1],[2]
Current Annual Interest Rate	6.98%	[1],[2]
Final Payment Date	Feb. 18, 2015	[1],[2]
Bond St. Building, Brooklyn, N Y [Member]
Due Within One Year	121,942	[1]	113,634	[1]
Due After One Year	$ 3,882,760	[1]	$ 4,004,701	[1]
Current Annual Interest Rate	6.98%	[1]
Final Payment Date	Feb. 18, 2015	[1]

[1]	The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the "First Permanent Loan")(see Note 4(a)), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the "Second Permanent Loan"), and c) multiple, successively subordinate loans in the amount $8,295,274 ("Subordinate Building Loans"). As of August 19, 2004, the Company refinanced the existing mortgage on the Company's Fishkill, New York property, which balance was $1,834,726, and took down an additional $2,820,000 for capital improvements for two tenants at the Company's Bond Street building in Brooklyn, New York. In fiscal 2006, 2007 and 2008, the Company drew down additional amounts totaling $916,670, on its multiple draw term loan to finance tenant improvements and brokerage commissions for the leasing of 13,026 square feet for office use at the Company's Bond Street building in Brooklyn, New York. The Company in February 2008 converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.
[2]	On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan. (See Note 4(b) below). The Company, in February 2008, converted the loan to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%.